NET LOSS PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share:

	For the Six Months ended June 30, 2018	For the Six Months ended June 30, 2017
	(Unaudited)	(Unaudited)
Numerator:
Net loss available to common stockholders	$(8,264,948)	$(6,607,373)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	33,603,861	28,394,151

Net loss per common share, basic and diluted	$(0.25)	$(0.23)

The following table sets forth the computation of basic and diluted loss per share:

	For the Year ended December 31, 2017	For the Year ended December 31, 2016
Numerator:
Net loss available to common stockholders	$(14,163,125)	$(19,235,140)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	28,567,344	25,483,353

Net loss per common share, basic and diluted	$(0.50)	$(0.75)

Schedule of antidilutive securities excluded from computation diluted shares outstanding
The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss. In periods where the Company has a net loss, all dilutive securities are excluded.

	June 30, 2018	June 30, 2017
	(Unaudited)	(Unaudited)
Common stock equivalents:
Stock options	2,230,453	1,794,453
Stock warrants	4,434,267	2,497,763
Restricted stock units	1,031,210	1,041,969
Convertible preferred stock	3,163,051	2,725,092
Total	10,858,981	8,059,277

The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s net loss. In periods where the Company has a net loss, all dilutive securities are excluded.

	December 31, 2017	December 31, 2016
Common stock equivalents:
Stock options	1,794,453	1,794,453
Stock warrants	4,434,267	4,311,166
Restricted stock units	1,061,471	848,765
Convertible preferred stock	3,163,051	2,725,092
Total	10,453,242	9,679,476